Share-Based Payments - Summary of Performance Rights Granted (Detail)	12 Months Ended
	Jun. 30, 2018 $ / shares shares	Jun. 30, 2017 $ / shares shares	Jun. 30, 2016 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at start of the year	10,881,194	3,431,373	6,004,902
Granted during the year Number	13,272,356	10,023,350
Exercised during the year Number	(2,672,093)	(2,573,529)	(2,573,529)
Lapsed during the year Number	0	0	0
Balance at end of the end year Number	21,481,457	10,881,194	3,431,373
Vested and exercisable at end of the year Number	0	0	0
November14, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 14, 2014	Nov. 14, 2014	Nov. 14, 2014
Type of performance right granted	Director rights	Director rights	Director rights
Fair value | $ / shares	$ 0.037	$ 0.037	$ 0.037
Balance at start of the year	857,844	3,431,373	6,004,902
Exercised during the year Number	(857,844)	(2,573,529)	(2,573,529)
Lapsed during the year Number	0	0	0
Balance at end of the end year Number		857,844	3,431,373
Vested and exercisable at end of the year Number	0	0	0
November14, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 25, 2016	Nov. 25, 2016
Type of performance right granted	Director rights	Director rights
Fair value | $ / shares	$ 0.038	$ 0.038
Balance at start of the year	10,023,350
Granted during the year Number		10,023,350
Exercised during the year Number	(1,814,249)
Lapsed during the year Number	0	0
Balance at end of the end year Number	8,209,101	10,023,350
Vested and exercisable at end of the year Number	0	0
November14, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 17, 2017
Type of performance right granted	Director rights
Fair value | $ / shares	$ 0.024
Granted during the year Number	13,272,356
Lapsed during the year Number	0
Balance at end of the end year Number	13,272,356
Vested and exercisable at end of the year Number	0